Investments in Associates - Investments in Associates (Details) - USD ($) $ in Millions				12 Months Ended
	Feb. 14, 2018	Jan. 09, 2018	Sep. 19, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Carrying value				$ 4,863.0	$ 3,656.3
Share of profit (loss) of associates				$ 221.1	$ 200.5
Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage		47.10%
Onlia Holdings Inc.
Disclosure of associates [line items]
Ownership percentage				50.00%
ICICI Lombard General Insurance Company Limited
Disclosure of associates [line items]
Ownership percentage			9.90%	9.90%
Quess
Disclosure of associates [line items]
Ownership percentage					33.10%	42.10%
Seaspan Corporation
Disclosure of associates [line items]
Ownership percentage	22.40%
Fair value of investments in associates				$ 635.1
Carrying value	$ 28.0			611.1
Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates				4,522.4	$ 3,846.2
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates				5,223.1	4,629.3
Carrying value				3,471.9	2,487.0
Total carrying value				4,863.0	3,656.3	$ 2,633.5
Share of profit (loss) of associates				221.1	200.5
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates				3,279.1	2,824.3
Total carrying value				3,471.9	2,487.0
Fairfax India cash and portfolio investments
Disclosure of associates [line items]
Fair value of investments in associates				1,639.7	1,517.3
Total carrying value				1,103.0	949.5
Fairfax Africa cash and portfolio investments
Disclosure of associates [line items]
Fair value of investments in associates				304.3	287.7
Total carrying value				288.1	219.8
Insurance and reinsurance companies | Insurance and reinsurance associates
Disclosure of associates [line items]
Fair value of investments in associates				700.7	783.1
Carrying value				554.0	711.0
Total carrying value				554.0	711.0
Share of profit (loss) of associates				$ (29.7)	$ 137.9
Insurance and reinsurance companies | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Ownership percentage				50.00%	43.30%
Fair value of investments in associates				$ 287.7	$ 303.0
Carrying value				175.2	298.0
Total carrying value				175.2	298.0
Share of profit (loss) of associates				$ 18.1	$ 117.6
Insurance and reinsurance companies | Gulf Insurance Company
Disclosure of associates [line items]
Ownership percentage				43.30%	41.40%
Fair value of investments in associates				$ 211.5	$ 233.1
Carrying value				174.2	185.4
Total carrying value				174.2	185.4
Share of profit (loss) of associates				$ 7.3	$ 7.7
Insurance and reinsurance companies | Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage				47.10%	34.90%
Fair value of investments in associates				$ 53.1	$ 80.5
Carrying value				53.1	80.3
Total carrying value				53.1	80.3
Share of profit (loss) of associates				$ (52.4)	$ (21.3)
Insurance and reinsurance companies | Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation
Disclosure of associates [line items]
Ownership percentage				35.00%	35.00%
Fair value of investments in associates				$ 46.0	$ 66.7
Carrying value				47.1	48.6
Total carrying value				47.1	48.6
Share of profit (loss) of associates				$ 0.7	$ 1.6
Insurance and reinsurance companies | Ambridge Partners LLC
Disclosure of associates [line items]
Ownership percentage				50.00%	50.00%
Fair value of investments in associates				$ 37.3	$ 34.9
Carrying value				37.3	34.9
Total carrying value				37.3	34.9
Share of profit (loss) of associates				$ 5.9	$ 4.4
Insurance and reinsurance companies | Singapore Reinsurance Corporation Limited
Disclosure of associates [line items]
Ownership percentage				27.80%	27.80%
Fair value of investments in associates				$ 34.5	$ 39.6
Carrying value				36.5	38.5
Total carrying value				36.5	38.5
Share of profit (loss) of associates				$ 0.6	$ 3.2
Insurance and reinsurance companies | Onlia Holdings Inc.
Disclosure of associates [line items]
Ownership percentage				50.00%
Fair value of investments in associates				$ 12.2
Carrying value				12.2
Total carrying value				12.2
Share of profit (loss) of associates				$ (3.7)
Insurance and reinsurance companies | Falcon Insurance PLC
Disclosure of associates [line items]
Ownership percentage				41.20%	41.20%
Fair value of investments in associates				$ 9.3	$ 9.2
Carrying value				9.3	9.2
Total carrying value				9.3	9.2
Share of profit (loss) of associates				$ 0.0	$ 0.0
Insurance and reinsurance companies | Camargue Underwriting Managers Group Ltd.
Disclosure of associates [line items]
Ownership percentage				50.00%	50.00%
Fair value of investments in associates				$ 5.7	$ 5.5
Carrying value				5.7	5.5
Total carrying value				5.7	5.5
Share of profit (loss) of associates				$ 0.6	$ 0.7
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage				45.30%	45.30%
Fair value of investments in associates				$ 3.4	$ 10.6
Carrying value				3.4	10.6
Total carrying value				3.4	10.6
Share of profit (loss) of associates				(6.8)	$ 0.0
Insurance and reinsurance companies | ICICI Lombard General Insurance Company Limited
Disclosure of associates [line items]
Ownership percentage					0.00%
Fair value of investments in associates					$ 0.0
Carrying value					0.0
Total carrying value					0.0
Share of profit (loss) of associates					24.0
Non-insurance companies | Non-insurance associates, Agriculture
Disclosure of associates [line items]
Fair value of investments in associates				109.7	196.2
Carrying value				183.8	228.7
Total carrying value				183.8	228.7
Share of profit (loss) of associates				$ (49.0)	$ 5.3
Non-insurance companies | Astarta Holding N.V.
Disclosure of associates [line items]
Ownership percentage				28.20%	28.10%
Fair value of investments in associates				$ 43.1	$ 101.2
Carrying value				116.9	140.6
Total carrying value				116.9	140.6
Share of profit (loss) of associates				$ (16.3)	$ 15.8
Non-insurance companies | Farmers Edge Inc
Disclosure of associates [line items]
Ownership percentage				49.20%	46.10%
Fair value of investments in associates				$ 66.6	$ 95.0
Carrying value				66.9	88.1
Total carrying value				66.9	88.1
Share of profit (loss) of associates				(32.7)	(10.5)
Non-insurance companies | Non-insurance associates, Real estate
Disclosure of associates [line items]
Fair value of investments in associates				363.4	302.1
Carrying value				353.0	302.0
Total carrying value				353.0	302.0
Share of profit (loss) of associates				$ 115.8	$ 34.0
Non-insurance companies | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage				0.00%	0.00%
Fair value of investments in associates				$ 246.7	$ 213.4
Carrying value				247.3	213.4
Total carrying value				247.3	213.4
Share of profit (loss) of associates				$ 118.6	$ 12.2
Non-insurance companies | Other, Real estate
Disclosure of associates [line items]
Ownership percentage				0.00%	0.00%
Fair value of investments in associates				$ 116.7	$ 88.7
Carrying value				105.7	88.6
Total carrying value				105.7	88.6
Share of profit (loss) of associates				(2.8)	21.8
Non-insurance companies | Non-insurance associates, India
Disclosure of associates [line items]
Fair value of investments in associates				2,521.2	1,820.6
Carrying value				1,157.4	109.3
Total carrying value				2,260.4	1,058.8
Share of profit (loss) of associates				$ 103.8	$ 52.5
Non-insurance companies | Quess
Disclosure of associates [line items]
Ownership percentage				48.80%
Fair value of investments in associates				$ 672.5
Carrying value				1,044.6
Total carrying value				1,044.6
Share of profit (loss) of associates				$ 8.4
Non-insurance companies | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage				54.00%	48.00%
Fair value of investments in associates				$ 704.1	$ 608.3
Carrying value				0.0	0.0
Total carrying value				674.4	611.1
Share of profit (loss) of associates				$ 51.1	$ 15.8
Non-insurance companies | IIFL Holdings Limited
Disclosure of associates [line items]
Ownership percentage				35.40%	35.50%
Fair value of investments in associates				$ 818.3	$ 1,185.1
Carrying value				106.2	102.7
Total carrying value				423.4	419.9
Share of profit (loss) of associates				$ 45.3	$ 36.5
Non-insurance companies | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage				36.40%
Fair value of investments in associates				$ 93.1
Carrying value				0.0
Total carrying value				93.1
Share of profit (loss) of associates				$ 0.0
Non-insurance companies | Other, India
Disclosure of associates [line items]
Ownership percentage				0.00%	0.00%
Fair value of investments in associates				$ 233.2	$ 27.2
Carrying value				6.6	6.6
Total carrying value				24.9	27.8
Share of profit (loss) of associates				(1.0)	0.2
Non-insurance companies | Non-insurance associates, Africa
Disclosure of associates [line items]
Fair value of investments in associates				304.3	287.7
Carrying value				0.0	0.0
Total carrying value				288.1	219.8
Share of profit (loss) of associates				$ 17.6	$ 1.2
Non-insurance companies | Atlas Mara Limited
Disclosure of associates [line items]
Ownership percentage				42.40%	43.30%
Fair value of investments in associates				$ 119.1	$ 168.7
Carrying value				0.0	0.0
Total carrying value				195.6	170.3
Share of profit (loss) of associates				$ 30.8	$ 1.6
Non-insurance companies | AFGRI Proprietary Limited
Disclosure of associates [line items]
Ownership percentage				60.00%	60.00%
Fair value of investments in associates				$ 149.9	$ 119.0
Carrying value				0.0	0.0
Total carrying value				57.1	49.5
Share of profit (loss) of associates				$ (13.2)	(0.4)
Non-insurance companies | Other, Africa
Disclosure of associates [line items]
Ownership percentage				0.00%
Fair value of investments in associates				$ 35.3
Carrying value				0.0
Total carrying value				35.4
Share of profit (loss) of associates				0.0
Non-insurance companies | Non-insurance associates, Other
Disclosure of associates [line items]
Fair value of investments in associates				1,223.8	1,239.6
Carrying value				1,223.7	1,136.0
Total carrying value				1,223.7	1,136.0
Share of profit (loss) of associates				$ 62.6	$ (30.4)
Non-insurance companies | Resolute Forest Products Inc.
Disclosure of associates [line items]
Ownership percentage				33.60%	33.80%
Fair value of investments in associates				$ 240.8	$ 334.0
Carrying value				299.8	320.6
Total carrying value				299.8	320.6
Share of profit (loss) of associates				$ 74.4	$ 0.3
Non-insurance companies | APR Energy PLC
Disclosure of associates [line items]
Ownership percentage				67.80%	67.80%
Fair value of investments in associates				$ 303.6	$ 336.4
Carrying value				298.4	309.4
Total carrying value				298.4	309.4
Share of profit (loss) of associates				$ (10.3)	$ (3.1)
Non-insurance companies | Seaspan Corporation
Disclosure of associates [line items]
Ownership percentage				21.80%
Fair value of investments in associates				$ 300.8
Carrying value				276.8
Total carrying value				276.8
Share of profit (loss) of associates				$ 8.8
Non-insurance companies | Peak Achievement Athletics
Disclosure of associates [line items]
Ownership percentage				42.60%	42.60%
Fair value of investments in associates				$ 153.5	$ 153.5
Carrying value				128.6	144.8
Total carrying value				128.6	144.8
Share of profit (loss) of associates				$ (15.1)	$ (6.2)
Non-insurance companies | Arbor Memorial Services Inc.
Disclosure of associates [line items]
Ownership percentage				0.00%	43.40%
Fair value of investments in associates				$ 0.0	$ 111.8
Carrying value				0.0	61.4
Total carrying value				0.0	61.4
Share of profit (loss) of associates				$ 10.8	$ 10.6
Non-insurance companies | Partnerships, trusts and other
Disclosure of associates [line items]
Ownership percentage				0.00%	0.00%
Fair value of investments in associates				$ 225.1	$ 303.9
Carrying value				220.1	299.8
Total carrying value				220.1	299.8
Share of profit (loss) of associates				(6.0)	(32.0)
Non-insurance companies | Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates				4,522.4	3,846.2
Carrying value				2,917.9	1,776.0
Total carrying value				4,309.0	2,945.3
Share of profit (loss) of associates				250.8	62.6
Non-insurance companies, Fairfax India | Non-insurance associates, India
Disclosure of associates [line items]
Carrying value				1,103.0	949.5
Non-insurance companies, Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Carrying value				674.4	611.1
Non-insurance companies, Fairfax India | IIFL Holdings Limited
Disclosure of associates [line items]
Carrying value				317.2	317.2
Non-insurance companies, Fairfax India | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Carrying value				93.1
Non-insurance companies, Fairfax India | Other, India
Disclosure of associates [line items]
Carrying value				18.3	21.2
Non-insurance companies, Fairfax Africa | Non-insurance associates, Africa
Disclosure of associates [line items]
Carrying value				288.1	219.8
Non-insurance companies, Fairfax Africa | Atlas Mara Limited
Disclosure of associates [line items]
Carrying value				195.6	170.3
Non-insurance companies, Fairfax Africa | AFGRI Proprietary Limited
Disclosure of associates [line items]
Carrying value				57.1	49.5
Non-insurance companies, Fairfax Africa | Other, Africa
Disclosure of associates [line items]
Carrying value				35.4
Fairfax India and Fairfax Africa | Non-insurance associates
Disclosure of associates [line items]
Carrying value				1,391.1	1,169.3
Fairfax India and Fairfax Africa | Investments in associates
Disclosure of associates [line items]
Carrying value				$ 1,391.1	$ 1,169.3